CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
CURRENT ASSETS
Cash and cash equivalents		$ 260,664	$ 340,759
Short-term deposits		790,823	495,359
Marketable securities	[1]	184,960	169,694
Trade accounts receivable		154,067	152,935
Inventories		282,688	302,108
Other Assets		35,956	34,319
Total current assets		1,709,158	1,495,174
LONG-TERM INVESTMENTS		8,452	8,796
PROPERTY AND EQUIPMENT, NET		1,155,929	962,258
INTANGIBLE ASSETS, NET		5,115	7,031
GOODWILL		7,000	7,000
DEFERRED TAX AND OTHER LONG-TERM ASSETS, NET		32,863	67,349
TOTAL ASSETS		2,918,517	2,547,608
CURRENT LIABILITIES
Debt, Current		58,952	62,275
Trade accounts payable		139,128	150,930
Deferred revenue and customers' advances		18,418	38,911
Employee related liabilities		51,054	58,920
Other current liabilities		9,286	76,352
Total current liabilities		276,838	387,388
LONG-TERM DEBT		172,611	210,069
LONG-TERM CUSTOMERS' ADVANCES		25,710	40,893
EMPLOYEE RELATED LIABILITIES		6,098	7,711
DEFERRED TAX AND OTHER LONG-TERM LIABILITIES		10,221	13,006
TOTAL LIABILITIES		491,478	659,067
Ordinary shares of NIS 15 par value: 150,000 authorized as of December 31, 2023 and 2022 110,912 and 110,825 issued and outstanding, respectively, as of December 31, 2023 110,041 and 109,954 issued and outstanding, respectively, as of December 31, 2022		443,631	440,150
Additional paid-in capital		1,380,917	1,384,398
Cumulative stock based compensation		202,343	174,121
Accumulated other comprehensive loss		(52,935)	(47,537)
Retained earnings (accumulated deficit)		467,615	(50,879)
TOTAL SHAREHOLDERS' EQUITY, GROSS		2,441,571	1,900,253
Treasury stock, at cost - 87 shares		(9,072)	(9,072)
THE COMPANY'S SHAREHOLDERS' EQUITY		2,432,499	1,891,181
Non-controlling interest		(5,460)	(2,640)
TOTAL SHAREHOLDERS' EQUITY		2,427,039	1,888,541
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY		$ 2,918,517	$ 2,547,608

[1]	Marketable securities are available-for-sale securities; the amortized cost of such marketable securities of $188,826 and $181,247 as of December 31, 2023 and December 31, 2022, respectively, is presented net of an immaterial allowance for credit losses.